SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Segment Reporting [Abstract]
Number of operating segments | segment	1
Number of reportable segments | segment	1
Segment Reporting Information [Line Items]
Royalty revenues	$ 570	$ 501
Operating expenses
Research and development	19,237	30,946
General and administrative	11,082	13,192
Operating loss	(29,749)	(43,637)
Income tax expense	4	4
Loss from continuing operations	(26,736)	(39,807)
Net loss	(26,483)	(39,834)
Reportable Segment
Operating expenses
Research and development	2,994	3,413
General and administrative	11,082	13,192
Total operating expenses	30,319	44,138
Operating loss	(29,749)	(43,637)
Other income, net	3,017	3,834
Loss from continuing operations before income taxes	(26,732)	(39,803)
Income tax expense	4	4
Loss from continuing operations	(26,736)	(39,807)
Income (loss) from discontinued operations, net of income taxes	253	(27)
Net loss	(26,483)	(39,834)
Reportable Segment | Royalty revenues
Segment Reporting Information [Line Items]
Royalty revenues	570	501
Reportable Segment | Repibresib (VYN201)
Operating expenses
Research and development	8,487	16,271
Reportable Segment | VYN202
Operating expenses
Research and development	$ 7,756	$ 11,262